SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total revenues, net	$ 198,305,106	$ 180,774,803
Payables	136,567,979	123,305,130
Other income		54,934
Other expense	1,886,044	1,546,324
Professional fee	3,447,863	2,809,178
Recharge of costs	78,825	52,559
Related Party [Member]
Related Party Transaction [Line Items]
Total revenues, net	7,572,880	10,656,942
HTL Import/Export Trading (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Professional fee	697,377	139,249
HTL Global Pte [Member]
Related Party Transaction [Line Items]
Recharge of costs		4,567
Management fees		2,489
H.T.L. Furniture Inc [Member]
Related Party Transaction [Line Items]
Showroom expense	100,000	100,000
Customers’ Claims	20,763
Management fees	55,117
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Recharge of costs
Ocean Freight recharge	84,000	(2,341)
HTL Product Design (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Professional fee	2,357,625	2,576,325
HTL Furniture (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Professional fee	392,861	93,604
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Recharge of costs	78,825	47,992
New Century International Homes Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Office rental income	2,360	2,283
Purchase of Goods [Member] | Gruppo 8 S.R.L [Member]
Related Party Transaction [Line Items]
Payables		585,175
Purchase of Goods [Member] | HTL Furniture (Huaian) Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	5,685,121	5,056,779
Purchase of Goods [Member] | HTL Furniture (Changshu) Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	41,393,853	40,378,968
Purchase of Goods [Member] | HTL Furniture (China) Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	56,306,447	51,541,144
Purchase of Goods [Member] | HTL Furniture Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	13,407,373	13,726,028
Purchase of Goods [Member] | HT Furniture Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Payables	16,049,743	6,922,039
Purchase of Goods [Member] | HTL Import/Export Trading (Kunshan) Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	176,669	281,230
Purchase of Goods [Member] | New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Payables	3,548,280	4,813,224
Purchase of Sample Leather [Member] | Trends Leather (Yangzhou) Co Ltd [Member]
Related Party Transaction [Line Items]
Payables	493	543
Commission Income [Member] | Gruppo 8 S.R.L [Member]
Related Party Transaction [Line Items]
Other income		40,590
Commission Income [Member] | HTL Global Pte [Member]
Related Party Transaction [Line Items]
Other income		14,344
Commission Expense [Member] | H.T.L. Furniture Inc [Member]
Related Party Transaction [Line Items]
Other expense	1,439,903	1,076,116
Commission Expense [Member] | New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Other expense	176,372	119,364
Service Fee [Member] | H.T.L. Furniture Inc [Member]
Related Party Transaction [Line Items]
Other expense	269,769	350,844
H.T.L. Furniture Inc [Member] | Sale of Sofa [Member]
Related Party Transaction [Line Items]
Total revenues, net	63,320	58,521
New Century Trading (India) Private Limited [Member] | Sale of Sofa [Member]
Related Party Transaction [Line Items]
Total revenues, net	811,627	1,491,502
Trends Leather (Yangzhou) Co Ltd [Member] | Sale of Leather [Member]
Related Party Transaction [Line Items]
Total revenues, net	$ 6,697,933	$ 9,106,919